Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Fair value of warrants	$ 1,145	$ 1,263
Unrecognized day one loss	(572)	(614)
Warrants, net	573	649
Anti-dilution derivatives	$ 327	$ 97